PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (889,260)	$ (536,317)
Property and equipment, net	854,719	915,416
Depreciation	$ 411,635	257,464
Minimum [Member]
Property, Plant and Equipment [Line Items]
Salvage value	3.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Salvage value	5.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 393,985	34,817
Salvage value	3.00%
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,151,482	1,249,952
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (years)	4 years
Salvage value	3.00%
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Salvage value	5.00%
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 173,984	102,522
Salvage value	3.00%
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (years)	5 years
Electric equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 24,528	$ 64,442
Salvage value	3.00%
Electric equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life (years)	3 years